ORDINARY SHARES (Details Narrative)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares shares
Issuance of shares	2,500,001
Stock issued value | $	$ 882,000
Ordinary shares, shares authorized			50,000,000	50,000,000		50,000,000
Common stock, shares issued			24,443,989	24,443,989		27,278,652
Common stock, shares outstanding			24,443,989	24,443,989		27,278,652
Minimum [Member]
Share price | $ / shares	$ 0.33
Maximum [Member]
Share price | $ / shares	$ 0.35
Ming Chao Huang [Member]
Ownership percentage		42.00%				42.00%
MKD Taiwan [Member]
Issuance of shares			17,011,476		27,278,652
Share price | (per share)			$ 0.33	$ 0.33		$ 10
Stock issued value | $			$ 5,600,000	$ 5,600,000
Ming Chao Huang [Member]
Issuance of shares	4,932,512
Stock issued value | $	$ 1,627,729	$ 1,627,729			$ 1,627,729